JOHN HANCOCK FUNDS

SUPPLEMENT TO ALL

INSTITUTIONAL CLASS I SHARE PROSPECTUSES

(except Independence Diversified Core Equity Fund II)

Under the heading “Your account”, TRANSACTION POLICIES, the following new paragraph has been added under the “Exchanges” subheading:

“Under certain circumstances, an investor who purchases Class I Shares in a Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax Status” in the SAI for information regarding taxation upon the redemption or exchange of shares of the Funds.

Please see the back cover of this prospectus for how to obtain a current copy of the SAI.”

MFIPS2 6/07

June 18, 2007

JOHN HANCOCK CAPITAL SERIES

John Hancock Classic Value Fund

(“Classic Value Fund“)

Class A, Class B, Class C, Class I and Class R1 Shares

John Hancock Classic Value Fund II

(“Classic Value Fund II”)

Class A, Class B, Class C, Class I, Class R1 and NAV Shares

John Hancock Core Equity Fund

(“Core Equity Fund”)

Class A, Class B, Class C and Class I Shares

John Hancock International Classic Value Fund

(“International Classic Value Fund”)

Class A, Class B, Class C, Class I and Class NAV Shares

John Hancock Large Cap Select Fund

(“Large Cap Select Fund”)

Class A, Class B, Class C, Class I and Class R1 Shares

John Hancock U.S. Global Leaders Growth Fund

(“U.S. Global Leaders Growth Fund”)

Class A, Class B, Class C, Class I and Class R1 Shares

Supplement to the Statement of Additional Information

Dated May 1, 2007

Under the “ADDITIONAL SERVICES PROGRAMS” section on pages 127-128, under the “Exchange Privilege” subsection, the following new paragraph has been added after the fifth paragraph:

“Under certain circumstances, an investor who purchases Class I Shares in the Funds pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by these Funds may be afforded an opportunity to make a conversion of Class A Shares owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. See “TAX STATUS” for information regarding taxation upon the redemption or exchange of shares of the Funds”.

CAPSAIS 6/07

June 18, 2007